Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011		Dec. 31, 2010
Stockholders' equity (deficit)
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common stock, shares authorized (in shares)	100,000,000	[1]	100,000,000	[1]
Common stock, par value (in dollars per share)	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares issued (in shares)	19,217,826	[1]	7,114,712	[1]
Common stock, shares outstanding (in shares)	19,217,826	[1]	7,114,712	[1]

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.